First Trust SMID Cap Rising Dividend Achievers ETF (SDVY)
Portfolio of Investments
December 31, 2021 (Unaudited)
Shares	Description	Value
COMMON STOCKS – 99.9%
	Aerospace & Defense – 1.0%
23,362	Huntington Ingalls Industries, Inc.	$4,362,620
	Air Freight & Logistics – 1.0%
33,105	Expeditors International of Washington, Inc.	4,445,671
	Auto Components – 1.0%
98,586	BorgWarner, Inc.	4,443,271
	Banks – 16.0%
197,321	Associated Banc-Corp.	4,457,481
103,272	Cathay General Bancorp	4,439,663
76,235	Eagle Bancorp, Inc.	4,447,550
56,856	East West Bancorp, Inc.	4,473,430
272,594	First Horizon Corp.	4,451,460
123,722	Hilltop Holdings, Inc.	4,347,591
191,091	KeyCorp	4,419,935
29,232	M&T Bank Corp.	4,489,450
55,646	Popular, Inc.	4,565,198
60,850	Prosperity Bancshares, Inc.	4,399,455
202,226	Regions Financial Corp.	4,408,527
14,179	Signature Bank	4,586,481
94,470	Synovus Financial Corp.	4,522,279
42,425	Western Alliance Bancorp	4,567,051
49,252	Wintrust Financial Corp.	4,473,067
70,279	Zions Bancorp N.A.	4,438,822
		71,487,440
	Building Products – 6.1%
53,166	A.O. Smith Corp.	4,564,301
33,569	Advanced Drainage Systems, Inc.	4,569,748
33,636	Allegion PLC	4,454,752
18,235	Carlisle Cos., Inc.	4,524,468
32,344	Simpson Manufacturing Co., Inc.	4,498,080
51,865	UFP Industries, Inc.	4,772,099
		27,383,448
	Capital Markets – 3.9%
32,145	Evercore, Inc., Class A	4,366,898
114,894	Jefferies Financial Group, Inc.	4,457,887
101,354	Lazard Ltd., Class A	4,422,075
44,169	Raymond James Financial, Inc.	4,434,568
		17,681,428
	Chemicals – 2.0%
27,010	Celanese Corp.	4,539,300
35,958	Stepan Co.	4,469,220
		9,008,520
	Commercial Services & Supplies – 2.0%
26,508	Tetra Tech, Inc.	4,501,058
20,990	UniFirst Corp.	4,416,296
		8,917,354
Shares	Description	Value

	Construction & Engineering – 1.0%
83,512	Arcosa, Inc.	$4,401,082
	Consumer Finance – 2.0%
93,030	Ally Financial, Inc.	4,429,159
235,063	SLM Corp.	4,623,689
		9,052,848
	Diversified Consumer Services – 0.9%
73,784	Strategic Education, Inc.	4,267,667
	Electric Utilities – 1.0%
106,255	NRG Energy, Inc.	4,577,465
	Electronic Equipment, Instruments & Components – 3.1%
56,653	Cognex Corp.	4,405,337
96,074	Methode Electronics, Inc.	4,723,959
213,683	Vishay Intertechnology, Inc.	4,673,247
		13,802,543
	Food & Staples Retailing – 1.0%
22,292	Casey’s General Stores, Inc.	4,399,326
	Food Products – 1.0%
1,106	Seaboard Corp.	4,352,121
	Health Care Providers & Services – 1.0%
8,363	Chemed Corp.	4,424,362
	Household Durables – 5.1%
102,489	KB Home	4,584,333
80,713	MDC Holdings, Inc.	4,506,207
81,192	PulteGroup, Inc.	4,640,935
62,761	Toll Brothers, Inc.	4,543,269
18,672	Whirlpool Corp.	4,381,571
		22,656,315
	Insurance – 5.9%
32,175	American Financial Group, Inc.	4,418,271
38,066	Cincinnati Financial Corp.	4,336,859
182,569	CNO Financial Group, Inc.	4,352,445
104,223	Employers Holdings, Inc.	4,312,748
85,434	Fidelity National Financial, Inc.	4,457,946
57,361	First American Financial Corp.	4,487,351
		26,365,620
	Internet & Direct Marketing Retail – 1.0%
40,658	Shutterstock, Inc.	4,508,159
	IT Services – 4.0%
84,882	Genpact Ltd.	4,505,537
55,982	Maximus, Inc.	4,460,086

First Trust SMID Cap Rising Dividend Achievers ETF (SDVY)
Portfolio of Investments (Continued)
December 31, 2021 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	IT Services (Continued)
49,976	TTEC Holdings, Inc.	$4,525,327
247,436	Western Union (The) Co.	4,414,258
		17,905,208
	Leisure Products – 3.9%
83,671	Acushnet Holdings Corp.	4,441,257
45,692	Brunswick Corp.	4,602,555
44,711	Johnson Outdoors, Inc., Class A	4,188,973
64,491	Sturm Ruger & Co., Inc.	4,386,678
		17,619,463
	Machinery – 7.0%
38,268	AGCO Corp.	4,439,853
44,794	Crane Co.	4,556,894
56,321	Graco, Inc.	4,540,599
18,809	IDEX Corp.	4,444,943
39,740	Oshkosh Corp.	4,479,095
20,541	Snap-on, Inc.	4,424,121
44,994	Toro (The) Co.	4,495,350
		31,380,855
	Media – 1.0%
2,568	Cable One, Inc.	4,528,540
	Metals & Mining – 2.0%
42,455	Royal Gold, Inc.	4,466,690
83,348	Worthington Industries, Inc.	4,555,802
		9,022,492
	Multiline Retail – 1.0%
101,105	Big Lots, Inc.	4,554,780
	Oil, Gas & Consumable Fuels – 1.0%
164,556	World Fuel Services Corp.	4,355,797
	Paper & Forest Products – 1.0%
57,581	Louisiana-Pacific Corp.	4,511,471
	Personal Products – 1.9%
20,307	Medifast, Inc.	4,252,895
86,844	Nu Skin Enterprises, Inc., Class A	4,407,333
		8,660,228
	Professional Services – 5.0%
52,493	Booz Allen Hamilton Holding Corp.	4,450,881
38,971	Insperity, Inc.	4,602,865
31,738	Jacobs Engineering Group, Inc.	4,418,882
58,788	Kforce, Inc.	4,422,033
40,382	Robert Half International, Inc.	4,503,401
		22,398,062
	Road & Rail – 1.0%
25,248	Landstar System, Inc.	4,519,897
Shares	Description	Value

	Semiconductors & Semiconductor Equipment – 4.1%
194,286	Amkor Technology, Inc.	$4,816,350
23,001	CMC Materials, Inc.	4,409,062
32,344	Entegris, Inc.	4,482,231
27,952	Universal Display Corp.	4,612,919
		18,320,562
	Software – 2.0%
46,961	Dolby Laboratories, Inc., Class A	4,471,626
91,943	Progress Software Corp.	4,438,089
		8,909,715
	Specialty Retail – 3.0%
41,372	Dick’s Sporting Goods, Inc.	4,757,366
91,202	Rent-A-Center, Inc.	4,381,344
25,390	Williams-Sonoma, Inc.	4,294,211
		13,432,921
	Technology Hardware, Storage & Peripherals – 1.0%
48,847	NetApp, Inc.	4,493,436
	Thrifts & Mortgage Finance – 2.0%
309,455	MGIC Investment Corp.	4,462,341
212,014	Radian Group, Inc.	4,479,856
		8,942,197
	Trading Companies & Distributors – 2.0%
66,904	Boise Cascade Co.	4,763,565
106,323	Global Industrial Co.	4,348,611
		9,112,176
	Wireless Telecommunication Services – 1.0%
224,252	Telephone & Data Systems, Inc.	4,518,678
	Total Investments – 99.9%	447,723,738
	(Cost $434,555,935) (a)
	Net Other Assets and Liabilities – 0.1%	250,164
	Net Assets – 100.0%	$447,973,902

(a)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of December 31, 2021, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $21,000,604 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $7,832,801. The net unrealized appreciation was $13,167,803.

First Trust SMID Cap Rising Dividend Achievers ETF (SDVY)
Portfolio of Investments (Continued)
December 31, 2021 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of December 31, 2021 is as follows (see Valuation Inputs in the Additional Information section):
	Total Value at 12/31/2021	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 447,723,738	$ 447,723,738	$ —	$ —

*	See Portfolio of Investments for industry breakout.

First Trust Indxx Innovative Transaction & Process ETF (LEGR)
Portfolio of Investments
December 31, 2021 (Unaudited)
Shares	Description	Value
COMMON STOCKS – 100.0%
	Aerospace & Defense – 2.4%
9,134	Airbus SE (a)	$1,168,438
5,812	Boeing (The) Co. (a)	1,170,072
3,562	Lockheed Martin Corp.	1,265,971
		3,604,481
	Automobiles – 2.9%
13,371	Bayerische Motoren Werke AG	1,347,073
15,351	Daimler AG	1,181,278
1,646	Tesla, Inc. (a)	1,739,460
		4,267,811
	Banks – 26.8%
61,210	Australia & New Zealand Banking Group Ltd.	1,225,112
115,587	Axis Bank Ltd. (a)	1,055,100
190,769	Banco Bilbao Vizcaya Argentaria S.A.	1,140,250
343,409	Banco Santander S.A.	1,149,651
30,359	Bank of America Corp.	1,350,672
3,489,673	Bank of China Ltd., Class H	1,257,572
2,101,357	Bank of Communications Co., Ltd., Class H	1,269,295
493,837	Barclays PLC	1,249,970
19,567	BNP Paribas S.A.	1,353,775
405,497	BOC Hong Kong Holdings Ltd.	1,328,680
3,982,979	China CITIC Bank Corp., Ltd., Class H	1,726,500
2,552,703	China Construction Bank Corp., Class H	1,767,811
145,134	China Merchants Bank Co., Ltd., Class H	1,127,003
17,636	Citigroup, Inc.	1,065,038
55,200	DBS Group Holdings Ltd.	1,337,810
16,387	HDFC Bank, Ltd., ADR	1,066,302
238,411	HSBC Holdings PLC	1,447,799
63,627	ICICI Bank, Ltd., ADR	1,259,178
3,287,300	Industrial & Commercial Bank of China Ltd., Class H	1,854,957
89,981	ING Groep N.V., ADR	1,252,536
7,806	JPMorgan Chase & Co.	1,236,080
14,625	KBC Group N.V.	1,256,451
50,241	Kotak Mahindra Bank Ltd.	1,213,924
542,635	Lloyds Banking Group PLC, ADR	1,383,719
324,730	Mitsubishi UFJ Financial Group, Inc., ADR	1,773,026
152,365	Nordea Bank Abp	1,871,021
1,667,859	Postal Savings Bank of China Co., Ltd., Class H (b) (c)	1,170,007
12,106	Royal Bank of Canada	1,284,818
104,277	Sberbank of Russia PJSC, ADR	1,673,646
65,777	Westpac Banking Corp.	1,021,727
		40,169,430
Shares	Description	Value

	Capital Markets – 6.8%
23,499	Bank of New York Mellon (The) Corp.	$1,364,822
6,457	CME Group, Inc.	1,475,166
7,280	Deutsche Boerse AG	1,219,206
3,072	Goldman Sachs Group (The), Inc.	1,175,194
11,091	London Stock Exchange Group PLC	1,040,347
6,278	Nasdaq, Inc.	1,318,443
718	Partners Group Holding AG	1,191,807
74,921	UBS Group AG	1,350,091
		10,135,076
	Communications Equipment – 2.9%
21,206	Cisco Systems, Inc.	1,343,824
210,260	Nokia Oyj, ADR (a)	1,307,817
156,345	Telefonaktiebolaget LM Ericsson, Class B	1,726,574
		4,378,215
	Diversified Telecommunication Services – 4.2%
67,977	AT&T, Inc.	1,672,234
88,951	Deutsche Telekom AG	1,650,713
3,201	Swisscom AG	1,807,764
22,826	Verizon Communications, Inc.	1,186,039
		6,316,750
	Electric Utilities – 1.7%
102,338	Iberdrola S.A.	1,212,888
11,198	Verbund AG	1,260,868
		2,473,756
	Electronic Equipment, Instruments & Components – 0.7%
1,941	Samsung SDI Co., Ltd.	1,069,489
	Food & Staples Retailing – 1.6%
26,938	Kroger (The) Co.	1,219,214
8,487	Walmart, Inc.	1,227,984
		2,447,198
	Household Durables – 1.7%
613,847	Haier Smart Home Co., Ltd., Class D	1,121,678
11,302	Sony Corp., ADR	1,428,573
		2,550,251
	Industrial Conglomerates – 1.2%
8,361	Honeywell International, Inc.	1,743,352
	Insurance – 4.1%
103,619	AIA Group Ltd.	1,044,489

First Trust Indxx Innovative Transaction & Process ETF (LEGR)
Portfolio of Investments (Continued)
December 31, 2021 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Insurance (Continued)
5,416	Allianz SE	$1,280,394
22,722	American International Group, Inc.	1,291,973
45,033	AXA S.A.	1,342,507
144,492	China Life Insurance Co., Ltd., ADR	1,189,169
		6,148,532
	Interactive Media & Services – 1.1%
11,390	Baidu, Inc., ADR (a)	1,694,718
	Internet & Direct Marketing Retail – 3.2%
11,140	Alibaba Group Holding Ltd., ADR (a)	1,323,320
535	Amazon.com, Inc. (a)	1,783,872
23,224	JD.com, Inc., ADR (a)	1,627,306
		4,734,498
	IT Services – 13.4%
5,464	Accenture PLC, Class A	2,265,101
8,324	Capgemini SE	2,042,266
24,372	Cognizant Technology Solutions Corp., Class A	2,162,284
9,600	Fujitsu Ltd.	1,646,597
81,288	Infosys Ltd., ADR	2,057,399
13,532	International Business Machines Corp.	1,808,687
2,668	Kyndryl Holdings, Inc. (a)	48,291
5,304	Mastercard, Inc., Class A	1,905,833
6,497	PayPal Holdings, Inc. (a)	1,225,204
36,133	Tata Consultancy Services Ltd.	1,817,134
5,462	Visa, Inc., Class A	1,183,670
197,872	Wipro Ltd., ADR	1,931,231
		20,093,697
	Machinery – 0.2%
7,684	Daimler Truck Holding AG (a)	282,480
	Marine – 1.4%
601	AP Moller - Maersk A.S., Class B	2,157,585
	Metals & Mining – 1.6%
41,151	BHP Group Ltd. (d)	1,242,486
17,244	Rio Tinto PLC, ADR (d)	1,154,313
		2,396,799
	Multi-Utilities – 1.3%
131,396	Engie S.A.	1,946,821
	Oil, Gas & Consumable Fuels – 2.2%
209,338	Gazprom PJSC, ADR	1,934,283
Shares	Description	Value

	Oil, Gas & Consumable Fuels (Continued)
31,579	Shell PLC, ADR, Class A	$1,370,529
		3,304,812
	Semiconductors & Semiconductor Equipment – 8.3%
17,560	Advanced Micro Devices, Inc. (a)	2,526,884
28,641	Infineon Technologies AG	1,329,093
34,905	Intel Corp.	1,797,607
25,579	Micron Technology, Inc.	2,382,684
8,405	NVIDIA Corp.	2,471,995
15,193	Taiwan Semiconductor Manufacturing Co., Ltd., ADR	1,827,870
		12,336,133
	Software – 6.9%
6,271	Microsoft Corp.	2,109,063
20,817	Oracle Corp.	1,815,451
7,149	salesforce.com, Inc. (a)	1,816,775
12,795	SAP SE	1,819,432
12,806	VMware, Inc., Class A	1,483,959
4,603	Workday, Inc., Class A (a)	1,257,447
		10,302,127
	Specialty Retail – 1.0%
3,747	Home Depot (The), Inc.	1,555,042
	Technology Hardware, Storage & Peripherals – 1.3%
28,946	Samsung Electronics Co., Ltd.	1,906,601
	Wireless Telecommunication Services – 1.1%
129,100	Softbank Corp.	1,632,408
	Total Common Stocks	149,648,062
	(Cost $129,916,297)
MONEY MARKET FUNDS – 0.8%
1,308,104	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 0.01% (e) (f)	1,308,104
	(Cost $1,308,104)

First Trust Indxx Innovative Transaction & Process ETF (LEGR)
Portfolio of Investments (Continued)
December 31, 2021 (Unaudited)
Principal Value	Description	Value
REPURCHASE AGREEMENTS – 0.4%
$580,821	BNP Paribas S.A., 0.03% (e), dated 12/31/21, due 1/3/22, with a maturity value of $580,822. Collateralized by U.S. Treasury Note, interest rate of 1.50%, due 11/30/28. The value of the collateral including accrued interest is $592,182. (f)	$580,821
	(Cost $580,821)
	Total Investments – 101.2%	151,536,987
	(Cost $131,805,222) (g)
	Net Other Assets and Liabilities – (1.2)%	(1,862,142)
	Net Assets – 100.0%	$149,674,845

(a)	Non-income producing security.
(b)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933, as amended (the “1933 Act”).
(c)	This security is exempt from registration upon resale under Rule 144A of the 1933 Act and may be resold in transactions exempt from registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.
(d)	All or a portion of this security is on loan for securities lending. The remaining contractual maturity of all of the securities lending transactions is overnight and continuous. The aggregate value of such securities is $1,802,175 and the total value of the collateral held by the Fund is $1,888,925.
(e)	Rate shown reflects yield as of December 31, 2021.
(f)	This security serves as collateral for securities on loan.
(g)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of December 31, 2021, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $23,302,772 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $3,571,007. The net unrealized appreciation was $19,731,765.

ADR	American Depositary Receipt

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of December 31, 2021 is as follows (see Valuation Inputs in the Additional Information section):
	Total Value at 12/31/2021	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 149,648,062	$ 149,648,062	$ —	$ —
Money Market Funds	1,308,104	1,308,104	—	—
Repurchase Agreements	580,821	—	580,821	—
Total Investments	$ 151,536,987	$ 150,956,166	$ 580,821	$—

*	See Portfolio of Investments for industry breakout.

Currency Exposure Diversification	% of Total Investments
United States Dollar	55.1%
Euro	17.8
Hong Kong Dollar	8.3
Swiss Franc	2.9
Indian Rupee	2.7
British Pound Sterling	2.5
Australian Dollar	2.3
Japanese Yen	2.2
South Korean Won	2.0
Danish Krone	1.4
Swedish Krona	1.1
Singapore Dollar	0.9
Canadian Dollar	0.8
Total	100.0%

First Trust Nasdaq Artificial Intelligence and Robotics ETF (ROBT)
Portfolio of Investments
December 31, 2021 (Unaudited)
Shares	Description	Value
COMMON STOCKS – 99.6%
	Aerospace & Defense – 6.3%
72,431	AeroVironment, Inc. (a)	$4,492,895
39,960	Elbit Systems Ltd.	6,927,883
3,144	Northrop Grumman Corp.	1,216,948
1,694,028	QinetiQ Group PLC	6,099,251
		18,736,977
	Auto Components – 4.0%
6,840	Aptiv PLC (a)	1,128,258
10,289	Continental AG (a)	1,090,693
14,900	Denso Corp.	1,234,305
169,896	Gentex Corp.	5,920,876
14,577	Magna International, Inc.	1,179,862
38,152	Valeo S.A.	1,154,530
		11,708,524
	Automobiles – 0.6%
28,030	NIO, Inc., ADR (a)	887,991
958	Tesla, Inc. (a)	1,012,395
		1,900,386
	Communications Equipment – 2.5%
97,119	Ciena Corp. (a)	7,475,249
	Electrical Equipment – 3.6%
55,837	ABB Ltd.	2,138,621
12,486	Emerson Electric Co.	1,160,823
87,400	Mitsubishi Electric Corp.	1,108,171
16,900	Nidec Corp.	1,986,334
5,723	Rockwell Automation, Inc.	1,996,468
10,942	Schneider Electric SE	2,148,415
		10,538,832
	Electronic Equipment, Instruments & Components – 11.2%
24,909	Cognex Corp.	1,936,924
208,988	Delta Electronics, Inc.	2,077,265
27,703	FARO Technologies, Inc. (a)	1,939,764
402,142	Hexagon AB, Class B	6,392,919
3,100	Keyence Corp.	1,947,909
46,343	National Instruments Corp.	2,023,799
19,900	Omron Corp.	1,982,561
370,800	Topcon Corp.	5,347,798
68,121	Trimble, Inc. (a)	5,939,470
102,300	Yokogawa Electric Corp.	1,844,477
3,268	Zebra Technologies Corp., Class A (a)	1,945,114
		33,378,000
	Entertainment – 0.4%
74,100	DeNA Co., Ltd.	1,140,842
	Health Care Equipment & Supplies – 3.7%
4,365,319	Asensus Surgical, Inc. (a) (b)	4,845,504
Shares	Description	Value

	Health Care Equipment & Supplies (Continued)
595,300	CYBERDYNE, Inc. (a) (b)	$1,832,011
5,933	Intuitive Surgical, Inc. (a)	2,131,727
10,279	Medtronic PLC	1,063,362
4,635	Stryker Corp.	1,239,492
		11,112,096
	Health Care Technology – 0.7%
6,196	Omnicell, Inc. (a)	1,118,007
10,832	Teladoc Health, Inc. (a)	994,594
		2,112,601
	Household Durables – 2.1%
77,059	iRobot Corp. (a)	5,076,647
9,000	Sony Group Corp.	1,132,531
		6,209,178
	Industrial Conglomerates – 0.4%
6,897	Siemens AG	1,198,879
	Interactive Media & Services – 1.1%
387	Alphabet, Inc., Class A (a)	1,121,154
7,320	Baidu, Inc., ADR (a)	1,089,143
3,420	NAVER Corp.	1,088,934
		3,299,231
	Internet & Direct Marketing Retail – 1.0%
8,601	Alibaba Group Holding Ltd., ADR (a)	1,021,713
313	Amazon.com, Inc. (a)	1,043,648
13,040	JD.com, Inc., ADR (a)	913,713
		2,979,074
	IT Services – 5.2%
9,732	Akamai Technologies, Inc. (a)	1,139,033
137,482	Atos SE	5,852,405
7,007	Endava PLC, ADR (a)	1,176,616
9,367	International Business Machines Corp.	1,251,993
31,600	Obic Co., Ltd.	5,933,756
		15,353,803
	Life Sciences Tools & Services – 2.7%
16,011	Illumina, Inc. (a)	6,091,225
3,246	Tecan Group AG	1,978,877
		8,070,102
	Machinery – 9.8%
40,702	ANDRITZ AG	2,102,874
51,780	ATS Automation Tooling Systems, Inc. (a)	2,056,545

First Trust Nasdaq Artificial Intelligence and Robotics ETF (ROBT)
Portfolio of Investments (Continued)
December 31, 2021 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Machinery (Continued)
41,411	Cargotec OYJ, Class B	$2,066,899
24,000	Daifuku Co., Ltd.	1,961,228
3,174	Deere & Co.	1,088,333
48,676	Duerr AG	2,223,355
9,800	FANUC Corp.	2,077,058
36,600	Hirata Corp.	2,033,157
12,196	John Bean Technologies Corp.	1,872,818
65,300	Kawasaki Heavy Industries, Ltd.	1,179,635
38,392	Proto Labs, Inc. (a)	1,971,429
67,826	SFA Engineering Corp. (a)	2,056,889
64,800	Shibaura Machine Co., Ltd.	2,118,126
47,223	Valmet Oyj	2,027,955
42,900	Yaskawa Electric Corp.	2,103,416
		28,939,717
	Pharmaceuticals – 0.4%
7,034	Johnson & Johnson	1,203,306
	Semiconductors & Semiconductor Equipment – 7.5%
6,925	Advanced Micro Devices, Inc. (a)	996,507
32,584	Ambarella, Inc. (a)	6,610,968
17,014	Azenta, Inc.	1,754,313
22,292	Intel Corp.	1,148,038
4,715	KLA Corp.	2,027,969
5,889	NVIDIA Corp.	1,732,014
8,615	NXP Semiconductors N.V.	1,962,325
10,657	QUALCOMM, Inc.	1,948,845
16,425	Taiwan Semiconductor Manufacturing Co., Ltd., ADR	1,976,092
12,587	Teradyne, Inc.	2,058,352
		22,215,423
	Software – 34.7%
14,942	ANSYS, Inc. (a)	5,993,535
78,676	Appian Corp. (a)	5,130,462
4,315	Autodesk, Inc. (a)	1,213,335
7,852	Avalara, Inc. (a)	1,013,772
137,868	AVEVA Group PLC	6,352,246
614,446	BlackBerry Ltd. (a)	5,745,070
340,370	Blue Prism Group PLC (a)	5,818,740
4,412,607	BrainChip Holdings Ltd. (a) (b)	2,183,067
32,962	Cadence Design Systems, Inc. (a)	6,142,469
97,703	Dassault Systemes SE	5,818,696
93,071	Dynatrace, Inc. (a)	5,616,835
3,318	Microsoft Corp.	1,115,910
10,374	Netcompany Group A.S. (c) (d)	1,118,865
20,035	Nice Ltd., ADR (a)	6,082,626
10,695	Palo Alto Networks, Inc. (a)	5,954,548
50,945	Pegasystems, Inc.	5,696,670
285,300	PKSHA Technology, Inc. (a) (b)	6,230,319
161,055	PROS Holdings, Inc. (a)	5,554,787
Shares	Description	Value

	Software (Continued)
10,009	PTC, Inc. (a)	$1,212,590
9,031	ServiceNow, Inc. (a)	5,862,112
17,154	Synopsys, Inc. (a)	6,321,249
121,234	UiPath, Inc., Class A (a)	5,228,822
75,046	Veritone, Inc. (a)	1,687,034
		103,093,759
	Technology Hardware, Storage & Peripherals – 1.4%
84,468	3D Systems Corp. (a)	1,819,441
18,273	Samsung Electronics Co., Ltd.	1,203,597
68,000	Seiko Epson Corp.	1,224,272
		4,247,310
	Wireless Telecommunication Services – 0.3%
20,700	SoftBank Group Corp.	977,865
	Total Common Stocks	295,891,154
	(Cost $263,081,108)
REAL ESTATE INVESTMENT TRUSTS – 0.4%
	Equity Real Estate Investment Trusts – 0.4%
1,351	Equinix, Inc.	1,142,730
	(Cost $971,288)
MONEY MARKET FUNDS – 1.2%
3,635,219	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 0.01% (e) (f)	3,635,219
	(Cost $3,635,219)
Principal Value	Description	Value
REPURCHASE AGREEMENTS – 0.6%
$1,614,100	BNP Paribas S.A., 0.03% (e), dated 12/31/21, due 1/3/22, with a maturity value of $1,614,104. Collateralized by U.S. Treasury Note, interest rate of 1.50%, due 11/30/28. The value of the collateral including accrued interest is $1,645,673. (f)	1,614,100
	(Cost $1,614,100)
	Total Investments – 101.8%	302,283,203
	(Cost $269,301,715) (g)
	Net Other Assets and Liabilities – (1.8)%	(5,201,920)
	Net Assets – 100.0%	$297,081,283

(a)	Non-income producing security.

First Trust Nasdaq Artificial Intelligence and Robotics ETF (ROBT)
Portfolio of Investments (Continued)
December 31, 2021 (Unaudited)
(b)	All or a portion of this security is on loan for securities lending. The remaining contractual maturity of all of the securities lending transactions is overnight and continuous. The aggregate value of such securities is $4,962,250 and the total value of the collateral held by the Fund is $5,249,319.
(c)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933, as amended (the “1933 Act”).
(d)	This security is exempt from registration upon resale under Rule 144A of the 1933 Act and may be resold in transactions exempt from registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.
(e)	Rate shown reflects yield as of December 31, 2021.
(f)	This security serves as collateral for securities on loan.
(g)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of December 31, 2021, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $53,093,832 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $20,112,344. The net unrealized appreciation was $32,981,488.

ADR	American Depositary Receipt

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of December 31, 2021 is as follows (see Valuation Inputs in the Additional Information section):
	Total Value at 12/31/2021	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 295,891,154	$ 295,891,154	$ —	$ —
Real Estate Investment Trusts*	1,142,730	1,142,730	—	—
Money Market Funds	3,635,219	3,635,219	—	—
Repurchase Agreements	1,614,100	—	1,614,100	—
Total Investments	$ 302,283,203	$ 300,669,103	$ 1,614,100	$—

*	See Portfolio of Investments for industry breakout.

Currency Exposure Diversification	% of Total Investments
United States Dollar	60.8%
Japanese Yen	15.0
Euro	8.5
British Pound Sterling	6.0
Israeli Shekel	2.3
Swedish Krona	2.1
South Korean Won	1.4
Swiss Franc	1.4
Australian Dollar	0.7
New Taiwan Dollar	0.7
Canadian Dollar	0.7
Danish Krone	0.4
Total	100.0%

First Trust Dorsey Wright Momentum & Value ETF (DVLU)
Portfolio of Investments
December 31, 2021 (Unaudited)
Shares	Description	Value
COMMON STOCKS – 99.0%
	Banks – 7.9%
5,253	Bank of America Corp.	$233,706
4,236	Comerica, Inc.	368,532
6,608	Fifth Third Bancorp	287,778
3,864	US Bancorp	217,041
10,110	Wells Fargo & Co.	485,078
6,452	Zions Bancorp N.A.	407,508
		1,999,643
	Building Products – 4.3%
12,481	Builders FirstSource, Inc. (a)	1,069,747
	Capital Markets – 4.7%
2,839	Morgan Stanley	278,676
3,235	Raymond James Financial, Inc.	324,794
8,290	Stifel Financial Corp.	583,782
		1,187,252
	Chemicals – 6.5%
4,464	CF Industries Holdings, Inc.	315,962
17,016	Mosaic (The) Co.	668,559
6,770	Westlake Chemical Corp.	657,570
		1,642,091
	Consumer Finance – 10.6%
12,018	Ally Financial, Inc.	572,177
3,844	Capital One Financial Corp.	557,726
1,964	Discover Financial Services	226,960
10,692	OneMain Holdings, Inc.	535,028
19,044	SLM Corp.	374,595
8,413	Synchrony Financial	390,279
		2,656,765
	Distributors – 2.2%
9,031	LKQ Corp.	542,131
	Food & Staples Retailing – 4.2%
11,414	Albertsons Cos., Inc., Class A	344,589
15,961	Kroger (The) Co.	722,395
		1,066,984
	Health Care Providers & Services – 7.1%
1,948	HCA Healthcare, Inc.	500,480
1,824	Laboratory Corp of America Holdings (a)	573,119
963	Molina Healthcare, Inc. (a)	306,311
4,971	Tenet Healthcare Corp. (a)	406,081
		1,785,991
	Household Durables – 3.4%
7,434	Lennar Corp., Class A	863,533
	Insurance – 11.9%
2,677	American Financial Group, Inc.	367,606
Shares	Description	Value

	Insurance (Continued)
11,675	American International Group, Inc.	$663,841
9,940	Lincoln National Corp.	678,504
9,962	Principal Financial Group, Inc.	720,551
6,990	Selective Insurance Group, Inc.	572,761
		3,003,263
	Metals & Mining – 3.2%
13,619	Alcoa Corp.	811,420
	Multiline Retail – 3.1%
29,930	Macy’s, Inc.	783,567
	Oil, Gas & Consumable Fuels – 11.7%
10,118	Chesapeake Energy Corp.	652,813
3,542	ConocoPhillips	255,662
4,172	Diamondback Energy, Inc.	449,950
3,512	EOG Resources, Inc.	311,971
4,361	Marathon Petroleum Corp.	279,060
18,284	Ovintiv, Inc.	616,171
7,070	Targa Resources Corp.	369,337
		2,934,964
	Professional Services – 2.0%
5,085	ManpowerGroup, Inc.	494,923
	Real Estate Management & Development – 1.6%
1,504	Jones Lang LaSalle, Inc. (a)	405,087
	Semiconductors & Semiconductor Equipment – 2.5%
25,130	Amkor Technology, Inc.	622,973
	Specialty Retail – 9.2%
5,673	AutoNation, Inc. (a)	662,890
6,280	Bath & Body Works, Inc.	438,281
4,435	Dick’s Sporting Goods, Inc.	509,981
6,665	Penske Automotive Group, Inc.	714,621
		2,325,773
	Trading Companies & Distributors – 2.9%
5,495	WESCO International, Inc. (a)	723,087
	Total Common Stocks	24,919,194
	(Cost $23,588,941)

First Trust Dorsey Wright Momentum & Value ETF (DVLU)
Portfolio of Investments (Continued)
December 31, 2021 (Unaudited)
Shares	Description	Value
REAL ESTATE INVESTMENT TRUSTS – 0.9%
	Mortgage Real Estate Investment Trusts – 0.9%
9,795	Starwood Property Trust, Inc.	$238,019
	(Cost $249,969)
	Total Investments – 99.9%	25,157,213
	(Cost $23,838,910) (b)
	Net Other Assets and Liabilities – 0.1%	26,617
	Net Assets – 100.0%	$25,183,830

(a)	Non-income producing security.
(b)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of December 31, 2021, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $1,903,966 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $585,663. The net unrealized appreciation was $1,318,303.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of December 31, 2021 is as follows (see Valuation Inputs in the Additional Information section):
	Total Value at 12/31/2021	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 24,919,194	$ 24,919,194	$ —	$ —
Real Estate Investment Trusts*	238,019	238,019	—	—
Total Investments	$ 25,157,213	$ 25,157,213	$—	$—

*	See Portfolio of Investments for industry breakout.

First Trust Dorsey Wright Momentum & Low Volatility ETF (DVOL)
Portfolio of Investments
December 31, 2021 (Unaudited)
Shares	Description	Value
COMMON STOCKS – 75.5%
	Building Products – 4.1%
6,869	Carlisle Cos., Inc.	$1,704,337
29,404	Johnson Controls International PLC	2,390,839
7,604	Trane Technologies PLC	1,536,236
		5,631,412
	Capital Markets – 9.0%
15,775	Ares Management Corp., Class A	1,282,034
1,892	BlackRock, Inc.	1,732,240
18,904	KKR & Co., Inc.	1,408,348
17,080	Nasdaq, Inc.	3,586,971
6,642	S&P Global, Inc.	3,134,559
6,453	T Rowe Price Group, Inc.	1,268,918
		12,413,070
	Chemicals – 2.9%
11,407	Sherwin-Williams (The) Co.	4,017,089
	Commercial Services & Supplies – 3.1%
25,463	Waste Management, Inc.	4,249,775
	Containers & Packaging – 1.0%
6,240	Avery Dennison Corp.	1,351,397
	Diversified Consumer Services – 1.4%
26,947	Service Corp. International	1,912,967
	Electrical Equipment – 4.2%
25,595	AMETEK, Inc.	3,763,489
6,004	Rockwell Automation, Inc.	2,094,495
		5,857,984
	Electronic Equipment, Instruments & Components – 4.4%
42,850	Amphenol Corp., Class A	3,747,661
11,473	Keysight Technologies, Inc. (a)	2,369,289
		6,116,950
	Food & Staples Retailing – 3.3%
8,088	Costco Wholesale Corp.	4,591,558
	Health Care Providers & Services – 1.8%
7,677	Laboratory Corp of America Holdings (a)	2,412,190
	Hotels, Restaurants & Leisure – 4.6%
21,864	Starbucks Corp.	2,557,432
27,478	Yum! Brands, Inc.	3,815,595
		6,373,027
Shares	Description	Value

	Household Durables – 2.0%
20,642	Garmin Ltd.	$2,810,821
	Industrial Conglomerates – 1.6%
10,851	Honeywell International, Inc.	2,262,542
	Insurance – 3.9%
5,145	Aon PLC, Class A	1,546,381
22,375	Arthur J. Gallagher & Co.	3,796,366
		5,342,747
	IT Services – 8.7%
10,210	Accenture PLC, Class A	4,232,556
15,861	Automatic Data Processing, Inc.	3,911,005
28,618	Paychex, Inc.	3,906,357
		12,049,918
	Life Sciences Tools & Services – 7.2%
21,051	Agilent Technologies, Inc.	3,360,792
4,714	Danaher Corp.	1,550,953
6,431	IQVIA Holdings, Inc. (a)	1,814,443
882	Mettler-Toledo International, Inc. (a)	1,496,939
3,523	West Pharmaceutical Services, Inc.	1,652,322
		9,875,449
	Machinery – 3.5%
11,967	IDEX Corp.	2,828,041
16,155	Xylem, Inc.	1,937,308
		4,765,349
	Multiline Retail – 1.7%
10,005	Target Corp.	2,315,557
	Road & Rail – 1.1%
4,372	Old Dominion Freight Line, Inc.	1,566,837
	Software – 3.4%
9,326	Microsoft Corp.	3,136,521
17,868	Oracle Corp.	1,558,268
		4,694,789
	Trading Companies & Distributors – 2.6%
56,848	Fastenal Co.	3,641,683
	Total Common Stocks	104,253,111
	(Cost $87,674,964)
REAL ESTATE INVESTMENT TRUSTS – 24.4%
	Equity Real Estate Investment Trusts – 24.4%
34,073	American Campus Communities, Inc.	1,952,042
11,991	American Tower Corp.	3,507,368
62,682	CubeSmart	3,567,233

First Trust Dorsey Wright Momentum & Low Volatility ETF (DVOL)
Portfolio of Investments (Continued)
December 31, 2021 (Unaudited)
Shares	Description	Value
REAL ESTATE INVESTMENT TRUSTS (Continued)
	Equity Real Estate Investment Trusts (Continued)
66,044	Duke Realty Corp.	$4,335,128
11,202	Extra Space Storage, Inc.	2,539,829
83,291	Invitation Homes, Inc.	3,776,414
22,437	Life Storage, Inc.	3,436,900
17,278	Mid-America Apartment Communities, Inc.	3,964,264
25,478	Prologis, Inc.	4,289,476
11,503	Sun Communities, Inc.	2,415,285
	Total Real Estate Investment Trusts	33,783,939
	(Cost $29,117,246)
	Total Investments – 99.9%	138,037,050
	(Cost $116,792,210) (b)
	Net Other Assets and Liabilities – 0.1%	93,960
	Net Assets – 100.0%	$138,131,010

(a)	Non-income producing security.
(b)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of December 31, 2021, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $21,617,248 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $372,408. The net unrealized appreciation was $21,244,840.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of December 31, 2021 is as follows (see Valuation Inputs in the Additional Information section):
	Total Value at 12/31/2021	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 104,253,111	$ 104,253,111	$ —	$ —
Real Estate Investment Trusts*	33,783,939	33,783,939	—	—
Total Investments	$ 138,037,050	$ 138,037,050	$—	$—

*	See Portfolio of Investments for industry breakout.

First Trust International Developed Capital Strength ETF (FICS)
Portfolio of Investments
December 31, 2021 (Unaudited)
Shares	Description	Value
COMMON STOCKS – 97.7%
	Aerospace & Defense – 1.7%
4,316	Thales S.A.	$367,550
	Air Freight & Logistics – 2.0%
6,816	Deutsche Post AG	438,751
	Banks – 3.8%
21,638	FinecoBank Banca Fineco S.p.A.	380,239
5,928	Toronto-Dominion Bank (The)	454,482
		834,721
	Beverages – 4.0%
2,496	Carlsberg A.S., Class B	431,600
8,385	Diageo PLC	458,066
		889,666
	Biotechnology – 1.8%
1,888	CSL Ltd.	399,337
	Capital Markets – 1.9%
2,440	Deutsche Boerse AG	408,635
	Chemicals – 4.3%
3,800	Akzo Nobel N.V.	417,488
1,238	Sika AG	516,558
		934,046
	Commercial Services & Supplies – 1.8%
51,069	Rentokil Initial PLC	403,687
	Communications Equipment – 1.7%
33,988	Telefonaktiebolaget LM Ericsson, Class B	375,342
	Diversified Financial Services – 2.1%
18,256	Investor AB, Class B	460,128
	Electrical Equipment – 2.1%
3,875	Legrand S.A.	453,963
	Food & Staples Retailing – 3.8%
10,821	Alimentation Couche-Tard, Inc.	453,388
13,994	Woolworths Group Ltd.	386,992
		840,380
	Food Products – 2.1%
3,356	Nestle S.A.	469,369
	Health Care Providers & Services – 2.2%
14,375	Sonic Healthcare Ltd.	487,681
	Household Products – 2.0%
13,342	Essity AB, Class B	436,160
Shares	Description	Value

	Insurance – 3.7%
3,076	Intact Financial Corp.	$399,823
7,467	Sun Life Financial, Inc.	415,630
		815,453
	IT Services – 5.9%
1,916	Capgemini SE	470,084
4,607	CGI, Inc. (a)	407,362
2,200	Obic Co., Ltd.	413,110
		1,290,556
	Machinery – 8.0%
6,467	Atlas Copco AB, Class A	447,870
18,224	Epiroc AB, Class A	462,245
6,033	Kone Oyj, Class B	432,995
1,503	Schindler Holding AG	404,946
		1,748,056
	Marine – 2.0%
1,343	Kuehne + Nagel International AG	433,910
	Multiline Retail – 2.1%
10,616	Wesfarmers Ltd.	458,014
	Personal Products – 1.9%
7,868	Unilever PLC	420,185
	Pharmaceuticals – 14.1%
3,446	AstraZeneca PLC	404,771
11,924	Chugai Pharmaceutical Co., Ltd.	387,170
21,659	GlaxoSmithKline PLC	470,999
1,870	Merck KGaA	483,282
5,006	Novartis AG	441,047
4,067	Novo Nordisk A.S., Class B	457,627
1,069	Roche Holding AG	444,752
		3,089,648
	Professional Services – 8.3%
141	SGS S.A.	471,496
1,018	Teleperformance	454,325
3,578	Thomson Reuters Corp.	427,878
3,924	Wolters Kluwer N.V.	462,830
		1,816,529
	Road & Rail – 1.9%
3,399	Canadian National Railway Co.	417,516
	Software – 3.9%
239	Constellation Software, Inc.	443,431
2,847	SAP SE	404,840
		848,271
	Textiles, Apparel & Luxury Goods – 4.2%
278	Hermes International	486,149
3,541	Puma SE	433,378
		919,527

First Trust International Developed Capital Strength ETF (FICS)
Portfolio of Investments (Continued)
December 31, 2021 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Trading Companies & Distributors – 4.4%
12,024	Bunzl PLC	$469,536
2,860	Ferguson PLC	507,315
		976,851
	Total Common Stocks	21,433,932
	(Cost $20,652,478)
REAL ESTATE INVESTMENT TRUSTS – 2.3%
	Equity Real Estate Investment Trusts – 2.3%
26,232	Goodman Group	505,755
	(Cost $449,763)
	Total Investments – 100.0%	21,939,687
	(Cost $21,102,241) (b)
	Net Other Assets and Liabilities – (0.0)%	(8,467)
	Net Assets – 100.0%	$21,931,220

(a)	Non-income producing security.
(b)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of December 31, 2021, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $1,018,861 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $181,415. The net unrealized appreciation was $837,446.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of December 31, 2021 is as follows (see Valuation Inputs in the Additional Information section):
	Total Value at 12/31/2021	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 21,433,932	$ 21,433,932	$ —	$ —
Real Estate Investment Trusts*	505,755	505,755	—	—
Total Investments	$ 21,939,687	$ 21,939,687	$—	$—

*	See Portfolio of Investments for industry breakout.

Currency Exposure Diversification	% of Total Investments
Euro	27.8%
Canadian Dollar	15.6
Swiss Franc	14.5
British Pound Sterling	14.3
Australian Dollar	10.2
Swedish Krona	9.9
Danish Krone	4.1
Japanese Yen	3.6
Total	100.0%

Additional Information
First Trust Exchange-Traded Fund VI
December 31, 2021 (Unaudited)
Valuation Inputs
The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
•	Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.
Licensing Information
Nasdaq®, Nasdaq US Small Mid Cap Rising Dividend Achievers™ Index, Nasdaq CTA Artificial Intelligence and Robotics IndexSM, Dorsey Wright Momentum Plus Low VolatilityTM Index, Dorsey Wright Momentum Plus ValueTM Index, and The International Developed Capital Strength IndexSM (“the Nasdaq Indexes”) are registered trademarks and service marks of Nasdaq, Inc. (together with its affiliates hereinafter referred to as the “Corporations”) and are licensed for use by First Trust. The Funds have not been passed on by the Corporations as to their legality or suitability. The Funds are not issued, endorsed, sold, or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE PRODUCTS.
Indxx and Indxx Blockchain Index (“Indxx Indexes”) are trademarks of Indxx, LLC (“Indxx”) and have been licensed for use for certain purposes by First Trust. The Fund is not sponsored, endorsed, sold or promoted by Indxx and Indxx makes no representation regarding the advisability of trading in such product. The Indxx Indexes are determined, composed and calculated by Indxx without regard to First Trust or the Fund.